Document and Entity Information	Oct. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000926282
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41446
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	(256)
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false